Non-cash items (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Mineral Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Amounts payable and accrued liabilities	$ 0.8	$ 0.2	$ 1.7	$ 0.3